Fair Value Measurements - Quantitative Information (Q1) (Details) $ in Thousands	Mar. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability | $	$ 1,435	$ 585	$ 1,365	$ 2,090	$ 27,460
Private warrants1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability | $	$ 560	$ 210	$ 490	$ 840	$ 10,710
Level 3 | Private warrants1 | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input | $ / shares	11.5	11.5		11.5
Level 3 | Private warrants1 | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input | $ / shares	1.33	0.72		1.01
Level 3 | Private warrants1 | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.83	0.875		0.823
Level 3 | Private warrants1 | Term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, term	2 years 2 months 15 days	2 years 5 months 15 days		3 years 5 months 15 days
Level 3 | Private warrants1 | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.0455	0.0413		0.0417